Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net loss	$ (1,484,458)	$ (923,197)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	62,957	71,993
Debt discount and deferred financing cost amortization	266,023	1,170
Non-cash interest expense	37,400
Warranty provision	1,534
Inventory obsolescence		63,094
Share-based compensation	188,311	5,521
Non-cash inventory reserve reduction	(32,062)
Impairment of patents and inventory	28,616	346,905
Startup costs paid by subordinated note		250,000
Changes in assets and liabilities:
Accounts receivable		29,910
Prepaid expenses and other assets	(46,943)	(18,028)
Inventories	(241,000)	338,070
Accounts payable	16,520	143,008
Deferred officer compensation	224,400
Warranty settlements		(3,557)
Accrued liabilities	(13,817)	(47,282)
Net cash (used in) provided by operating activities	(992,519)	257,607
Capital expenditures for equipment	(140,561)	(8,322)
Patent costs paid	(40,987)	(19,661)
Net cash used in investing activities	(181,548)	(27,983)
Proceeds from sale of common stock and warrants	1,000,000
Offering costs paid	(43,554)
Proceeds from sale of 8% subordinated notes		450,000
Payments on 8% subordinated notes	(30,000)
Proceeds from exercise of warrants	300,000
Subordinated notes financing costs		(2,766)
Net change in investment from LRAD Corporation		(237,473)
Net cash provided by financing activities	1,226,446	209,761
Net increase in cash and cash equivalents	52,379	439,385
Cash and cash equivalents, beginning of year	439,385
Cash and cash equivalents, end of year	491,764	439,385
Interest paid	5,112
Income taxes paid	800
Non-cash investing and financing activities:
Purchase of tooling through issuance of stock options	20,000
Issuance of common stock upon warrant exercise in exchange for reduction in 8% subordinated notes	420,000
Issuance of common stock in exchange for reduction in 8% subordinated notes	287,674
Issuance of 8% subordinated notes to related party to reimburse startup costs		250,000
Debt discount recorded in connection with issuance of subordinated notes		264,427
Net book value of assets received from LRAD Corporation as a dividend		$ 454,006